Group statement of changes in equity - USD ($) $ in Millions	Total		Total	Share capital and premium	Reorganisation and merger reserve	Other capital reserves [1]	(Accumulated losses) Retained earnings	Fair value through OCI	Actuarial gains (losses)	Foreign currency translation reserve [2]	Non- controlling interests
Equity beginning balance at Dec. 31, 2022	$ 4,075		$ 4,040	$ 0	$ 7,239	$ 81	$ (1,774)	$ (52)	$ (13)	$ (1,441)	$ 35
(Loss) profit for the year	(222)		(235)				(235)				13
Other comprehensive (loss) income	3		3					(2)	10	(5)
Total comprehensive income (loss) for the year, net of tax	(219)		(232)				(235)	(2)	10	(5)	13
Shares issued and employee share scheme issues	15		15		15
Equity-settled share-based payments and share-based payment for share awards net of exercised	(2)		(2)			(2)
Dividends paid	(91)		(91)				(91)
Distributions paid to non-controlling interests	(19)		0								(19)
Redomicile and reorganisation	0		0	420	(420)
Share securities tax on redomicile and reorganisation	(19)		(19)		(19)
Issue of bonus shares	6,500		6,500	6,500
Cancellation of bonus shares	(6,500)		(6,500)	(6,500)
Transfers from reserve to retained earnings and transfer on disposal and derecognition of equity investments	0		0				(50)	50
Translation	0		0			(3)	2		1
Equity ending balance at Dec. 31, 2023	3,740	[3],[4]	3,711	420	6,815	76	(2,148)	(4)	(2)	(1,446)	29
(Loss) profit for the year	1,049		1,004				1,004				45
Other comprehensive (loss) income	(20)		(20)					23	3	(46)
Total comprehensive income (loss) for the year, net of tax	1,029		984				1,004	23	3	(46)	45
Shares issued and employee share scheme issues	0		0	24		(24)
Equity-settled share-based payments and share-based payment for share awards net of exercised	28		28			28
Dividends paid	(172)		(172)				(172)
Distributions paid to non-controlling interests	(74)		0								(74)
Acquisition of Centamin	3,962		2,078	82	1,996						1,884
Equity ending balance at Dec. 31, 2024	8,513	[3],[4]	6,629	526	8,811	80	(1,316)	19	1	(1,492)	1,884
(Loss) profit for the year	3,174		2,636				2,636				538
Other comprehensive (loss) income	71		71					25	(3)	49
Total comprehensive income (loss) for the year, net of tax	3,245		2,707				2,636	25	(3)	49	538
Shares issued and employee share scheme issues	0		0	28		(28)
Equity-settled share-based payments and share-based payment for share awards net of exercised	40		40			40
Dividends paid	(1,283)		(1,283)				(1,283)
Distributions paid to non-controlling interests	(585)		0								(585)
Transfers from reserve to retained earnings and transfer on disposal and derecognition of equity investments	(3)		(3)				39	(42)
Other	(12)		0								(12)
Translation	1		1						1
Equity ending balance at Dec. 31, 2025	$ 9,916		$ 8,091	$ 554	$ 8,811	$ 92	$ 76	$ 2	$ (1)	$ (1,443)	$ 1,825

[1]	Other capital reserves include a surplus on disposal of Company shares held by companies prior to the formation of AngloGold Ashanti Limited of $8m (2024: $8m;
2023: $8m), surplus on equity transaction of joint venture of $38m (2024: $36m; 2023: $36m), equity items for share-based payments of $50m (2024: $38m; 2023:
$33m) and other reserves.

[2]	Foreign currency translation reserve includes a loss of $1,411m (2024: $1,411m; 2023: $1,411m) that will not re-cycle through the income statement and a loss of
$32m (2024: $81m; 2023: $35m) relating to the foreign operations that will re-cycle through the income statement on disposal.

[3]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[4]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.